Principal Audit Fees and Services (Tables)	12 Months Ended
Dec. 31, 2025
Principal Audit Fees And Services [Abstract]
Schedule of Statutory Auditor Performed Additional Activities

The detail is presented in the table below:

Thousands of $ For The Years ended December 31	2025	2024	2023
Audit fees	530	408	408
All other fees	-	236	-
Audit-related fees	141	16	40
Total expenses	671	660	448